Derivative Instruments and Risk Management Activities (Details 2) (Swaps)	Jun. 30, 2013	Dec. 31, 2012
CGLA | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		3.87
CGLA | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		4.00
CGLA | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		4.09
CGLA | Year ending December 31, 2017
Commodity Derivatives
Weighted average index price		4.27
CGLA | Year ending December 31, 2018
Commodity Derivatives
Weighted average index price		4.90
CGTAP | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price		5.02
CGTAP | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		5.16
CGTAP | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		5.01
CGTAP | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		4.91
Dominion South | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price		4.77
Dominion South | Year ending December 31, 2014
Commodity Derivatives
Weighted average index price		5.15
Dominion South | Year ending December 31, 2015
Commodity Derivatives
Weighted average index price		5.60
Dominion South | Year ending December 31, 2016
Commodity Derivatives
Weighted average index price		5.35
NYMEX-WTI | Year ending December 31, 2013
Commodity Derivatives
Weighted average index price	90.30	90.30
Natural gas | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	451,996	314,333
Natural gas | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	380,000	370,000
Natural gas | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	390,000	390,000
Natural gas | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	522,500	502,500
Natural gas | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	630,000
Natural gas | CGLA | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	10,000	10,000
Weighted average index price	3.87
Natural gas | CGLA | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	40,000	40,000
Weighted average index price	4.00
Natural gas | CGLA | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	170,000	170,000
Weighted average index price	4.09
Natural gas | CGLA | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	420,000	420,000
Weighted average index price	4.27
Natural gas | CGLA | Year ending December 31, 2018
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)		75,000
Natural gas | CGTAP | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	260,921	122,631
Weighted average index price	4.48
Natural gas | CGTAP | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	210,000	200,000
Weighted average index price	5.11
Natural gas | CGTAP | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	120,000	120,000
Weighted average index price	5.01
Natural gas | CGTAP | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	60,000	60,000
Weighted average index price	4.91
Natural gas | Dominion South | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	191,075	191,702
Weighted average index price	4.79
Natural gas | Dominion South | Year ending December 31, 2014
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	160,000	160,000
Weighted average index price	5.15
Natural gas | Dominion South | Year ending December 31, 2015
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	230,000	230,000
Weighted average index price	5.60
Natural gas | Dominion South | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	272,500	272,500
Weighted average index price	5.35
Natural gas | NYMEX | Year ending December 31, 2016
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	20,000
Weighted average index price	4.39
Natural gas | NYMEX | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	140,000
Weighted average index price	4.53
Natural gas | NYMEX | Year ending December 31, 2018
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	430,000
Weighted average index price	4.78
Natural gas | CCG | Year ending December 31, 2017
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	70,000
Weighted average index price	4.57
Oil | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	300	300
Oil | NYMEX-WTI | Year ending December 31, 2013
Commodity Derivatives
Notional amount (MMBtu/Bbls per day)	300	300